INVESTMENTS IN ASSOCIATES - Amounts recognised in the balance sheet and income statement (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 12, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Investments in associates		$ 108	$ 103
Income statement profit (loss)		$ 14	$ 1	$ (11)
Bioventus
Disclosure of associates [line items]
Percentage of associate held	38.00%	47.60%	49.00%
Investments in associates		$ 105	$ 100
Income statement profit (loss)		$ 14	$ 1